Interim Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Statement Of Income And Comprehensive Income [Abstract]
Net earnings (loss)	$ 127,154	$ (6,749)	$ 182,760	$ 44,509
Other comprehensive income:
Amounts reclassified to earnings (loss) during the period relating to cash flow hedging instruments	1,603	2,412	3,405	5,120
Comprehensive income (loss)	$ 128,757	$ (4,337)	$ 186,165	$ 49,629